Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Components of Shareholders' Equity
The Group recognized share-based compensation expense of $10,962 thousand, $1,984 thousand and $959 thousand for the years ended December 31, 2021, 2020 and 2019 respectively. The following components of Shareholders’ equity were increased as follows:

	Year Ending December 31,
	2021	2020	2019
Other paid-in capital	$9,968	$859	$852
Additional paid-in capital	—	1,120	—
Forfeiture options (reclassified to retained earnings)	994	5	107

Total	$10,962	$1,984	$959

Summary of Number and Weighted Average Exercise Price
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years 2021, 2020 and 2019:

	Number 2021	WAEP 2021	Number 2020	WAEP 2020	Number 2019	WAEP 2019
Outstanding at January 1st	1,421,314	$2.75	1,238,025	$2.41	678,677	$1.79
Granted during the year	1,080,491	10.45	348,444	4.14	617,173	3.04
Forfeited during the year	(72,115)	4.21	(104,152)	3.93	(22,278)	1.79
Excercised during the year	(333,806)	2.25	(56,577)	1.82	(9,136)	1.79
Expired during the year	(17,475)	2.53	(4,426)	2.37	(26,411)	1.79
Outstanding at December 31st	2,078,409	$6.79	1,421,314	$2.75	1,238,025	$2.41
Excersisable at December 31st	1,001,770	$3.00	992,024	$2.35	771,631	$2.08

Summary of Inputs used for the Measurements of the Plan
The following table list the inputs used for the measurement of the Plan during the years ended December 31, 2021, 2020 and 2019, respectively:

	Year Ending December 31,
	2021	2020	2019
Weighted average fair values at the measurement date (grant date)	$23.36	$6.31	$2.05
Dividend yield (%)	—	—	—
Expected volatility (%)	61 - 72	59 - 61	52 - 61
Risk-free interest rate (%)	0.5 - 1.4	0.4 - 0.5	1.3 - 2.2
Contractual life of share options (years)	10	10	10
Weighted average share price (USD)	$6.79	$2.75	$3.04
Model used	Black Scholes	Black Scholes	Black Scholes